Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2015
Registrant Name	DREYFUS BASIC MONEY MARKET FUND, INC
Central Index Key	0000885409
Amendment Flag	false
Document Creation Date	Jun. 26, 2015
Document Effective Date	Jul. 01, 2015
Prospectus Date	Jul. 01, 2015
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC
Prospectus:
Trading Symbol	DBAXX